LJM Preservation and Growth Fund
LJM Preservation and Growth Fund
Investment Objective:
The LJM Preservation and Growth Fund (the “Fund”) seeks capital appreciation and capital preservation with low correlation to the broader U.S. equity market.
Fees and Expenses of the Fund:

 This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page [_] of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LJM Preservation and Growth Fund	LJM Preservation and Growth Fund Class A	LJM Preservation and Growth Fund Class C	LJM Preservation and Growth Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	1.00%	none
Maximum Sales Charge (Load) Imposed On Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses LJM Preservation and Growth Fund		LJM Preservation and Growth Fund Class A	LJM Preservation and Growth Fund Class C	LJM Preservation and Growth Fund Class I
Management Fee		1.95%	1.95%	1.95%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.98%	0.98%	0.98%
Acquired Fund Fees and Expenses	[2]	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses		3.22%	3.97%	2.97%
Fee Waiver and/or Reimbursement	[3]	(0.73%)	(0.73%)	(0.73%)
Total Annual Fund Operating Expenses After Fee Waiver and or Reimbursement		2.49%	3.97%	2.24%
[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least February 28, 2014, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.45%, 3.20% and 2.20% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice to the Adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example LJM Preservation and Growth Fund (USD $)	1 year	3 years
LJM Preservation and Growth Fund Class A	813	1,446
LJM Preservation and Growth Fund Class C	327	1,143
LJM Preservation and Growth Fund Class I	227	850

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  No portfolio turnover rate is provided for the Fund because the Fund has not completed its first fiscal year as of the date of this Prospectus.

Principal Investment Strategies:

Under normal circumstances, the Fund invests primarily in:

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long and short call and put options on Standard & Poor's 500 Index (“S&P”) futures contracts; and

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cash and cash equivalents, including high-quality short-term (3 months or less) fixed income securities such as U.S. Treasury securities.

The Fund seeks to achieve its investment objectives by capturing gains on purchased or written options on S&P futures contracts and investing in high-quality cash equivalent instruments, including U.S. Treasury securities.

The Fund opportunistically invests where futures markets, cash markets, and option pricing provide favorable risk/reward models and where gains can be attained independent of the direction of the broader U.S. equity market.  The Fund uses quantitative models and analysis of historical portfolio profit and loss information to identify favorable option trading opportunities, including favorable call and put option spreads.  The Fund’s investment strategy also takes into account fundamental business and macro economic factors.

The Fund employs a variety of derivatives trading strategies to pursue its objectives, including buying (long) and writing (short) “out of the money” call and put options on S&P futures contracts to create spreads. The Fund may employ additional call spreads during periods of S&P appreciation or additional put spreads during periods of S&P decline.  The Fund may include long or short S&P futures contracts to adjust risk exposure.  In periods subsequent to significant gains in the S&P 500 cash markets, the Fund may assume greater risk through the selling of short call option premiums. The Fund aims to preserve capital, particularly in down markets (including major market drawdowns), through using option spreads as a form of hedging.  Option positions are held until either they expire or are liquidated to either capture gains as option expirations approach or to adjust positions to reduce or prevent losses and to take other potentially profitable positions.

The Fund actively trades options and other portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.  In addition, active trading of options and other portfolio investments may lead to higher taxes if Fund shares are held in a taxable account.

The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. Many factors affect the Fund’s net asset value and performance.

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Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transactional and brokerage costs.

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Call Option Risk. When the Fund purchases a call option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

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Derivatives Risk. The risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

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Fixed Income Risk. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

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Futures Contract Risk. Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. If the Adviser incorrectly forecasts the value of investments in using a futures contract, the Fund might have been in a better position if the Fund had not entered into the contract. Because the futures utilized by a Fund are standardized and exchange traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

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Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

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Index Risk. If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

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Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

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Leveraging Risk. The use of leverage, such as that embedded in options, will magnify the Fund’s gains or losses.

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Limited History of Operations. The Fund has a limited history of operation. In addition, the Adviser has not previously managed a mutual fund.

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Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

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Management Risk. The Adviser’s decisions on size and diversity of portfolio holdings and its judgments about the potential change in value of a particular option or security in which the Fund invests may prove to be incorrect.

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Market Risk. Overall equity market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

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Non-Diversification Risk. A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

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Put Option Risk. When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

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Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

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U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

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Written Options Risk. The Fund will incur a loss as a result of a written options (also referred to as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Updated performance information will be available at no cost by visiting www.ljmfunds.com or by calling 1-855-LJM-FUND.